Prepayments and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2023
Prepayments and Other Receivables.
Prepayments and Other Receivables

	September 30,	December 31,
	2023	2022
	€1,000	€1,000
Prepayments	970	2,449
Eli Lilly up-front receivable	—	56,254
Other receivables	2,635	375
	3,605	59,078